Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position, are as follows:

	Financial instrument classification	Carrying amount	Fair value
As at December 31, 2025		$—	$—
Financial assets:
Cash and cash equivalents	FVTPL	27,779,666	27,779,666
Amounts receivable	Amortized cost	—	—
Financial liabilities:
Trade payables and accrued liabilities	Amortized cost	2,622,889	2,622,889
Lease liability	Amortized cost	554,149	554,149
Warrant Liability	FVTPL	5,559,800	5,559,800
As at December 31, 2024		$—	$—
Financial assets:
Cash and cash equivalents	FVTPL	18,861,029	18,861,029
Amounts receivable	Amortized cost	—	—
Financial liabilities:
Trade payables and accrued liabilities	Amortized cost	3,016,988	3,016,988
Lease liability	Amortized cost	605,605	605,605
Warrant Liability	FVTPL	132,200	132,200